Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2021

TEK-QTLY-0321
1.931232.109

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.5%
		Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA		106,700	$1,859,416
VGP NV		300	49,222

TOTAL BELGIUM			1,908,638

Bermuda - 0.8%
AGTech Holdings Ltd. (a)		836,000	27,496
China Gas Holdings Ltd.		311,744	1,101,704
Credicorp Ltd. (United States)		14,179	2,131,529
Kerry Properties Ltd.		80,000	207,913
Kunlun Energy Co. Ltd.		956,040	817,534
Marvell Technology Group Ltd.		10,400	535,184
Shangri-La Asia Ltd. (a)		154,000	131,093

TOTAL BERMUDA			4,952,453

Brazil - 2.4%
Atacadao SA		521,500	1,814,775
Azul SA sponsored ADR (a)(b)		19,933	437,529
Banco do Brasil SA		294,384	1,821,808
ENGIE Brasil Energia SA		64,800	508,793
Equatorial Energia SA		208,600	858,587
LOG Commercial Properties e Participacoes SA		57,500	352,058
Natura & Co. Holding SA		281,318	2,522,473
Notre Dame Intermedica Participacoes SA		46,544	803,891
Petrobras Distribuidora SA		98,400	418,318
Rumo SA (a)		397,000	1,472,950
Suzano Papel e Celulose SA (a)		201,100	2,280,633
Telefonica Brasil SA		31,863	263,225
Terna Participacoes SA unit		85,300	500,288
Vale SA sponsored ADR		109,368	1,766,293

TOTAL BRAZIL			15,821,621

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		14,500	377,725
Cayman Islands - 21.4%
51job, Inc. sponsored ADR (a)		9,500	625,670
Akeso, Inc. (c)		136,000	948,970
Alibaba Group Holding Ltd. (a)		983,192	31,201,134
Alibaba Group Holding Ltd. sponsored ADR (a)		1,600	406,128
Ant International Co. Ltd. Class C (a)(d)(e)		288,435	2,480,541
Archosaur Games, Inc. (a)(c)		33,000	85,977
Bilibili, Inc. ADR (a)		72,800	8,291,192
Chailease Holding Co. Ltd.		385,989	2,135,886
China Resources Land Ltd.		254,510	1,014,331
China State Construction International Holdings Ltd.		808,000	465,838
CIFI Holdings Group Co. Ltd.		495,000	407,964
ENN Energy Holdings Ltd.		70,500	1,092,974
ESR Cayman Ltd. (a)(c)		205,400	733,832
Haitian International Holdings Ltd.		285,000	1,031,084
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)		347,947	1,902,809
Hua Medicine (a)(c)		15,537	11,102
Huazhu Group Ltd. ADR		24,900	1,207,650
Innovent Biologics, Inc. (a)(c)		108,994	1,245,525
Jacobio Pharmaceuticals Group Co. Ltd. (c)		272,700	705,206
JD Health International, Inc. (c)		28,100	553,066
JD.com, Inc. sponsored ADR (a)		66,700	5,915,623
JOYY, Inc. ADR		9,400	865,176
Kangji Medical Holdings Ltd.		63,500	93,531
Kingdee International Software Group Co. Ltd.		219,000	884,107
Kuaishou Technology (a)		9,600	142,392
KWG Property Holding Ltd.		226,000	300,818
LexinFintech Holdings Ltd. ADR (a)		12,700	98,679
Li Ning Co. Ltd.		560,000	3,506,659
Longfor Properties Co. Ltd. (c)		201,500	1,139,622
Meituan Class B (a)		181,700	8,338,292
Ming Yuan Cloud Group Holdings Ltd.		9,200	58,143
NetEase, Inc. ADR		8,700	1,000,413
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		26,036	4,361,030
PagSeguro Digital Ltd. (a)		29,989	1,467,962
Pinduoduo, Inc. ADR (a)		48,700	8,070,077
Shenzhou International Group Holdings Ltd.		162,200	3,181,971
Shimao Property Holdings Ltd.		160,300	466,226
StoneCo Ltd. Class A (a)		11,800	848,420
Sunny Optical Technology Group Co. Ltd.		85,700	2,257,110
TAL Education Group ADR (a)		8,769	674,161
Tencent Holdings Ltd.		392,550	34,977,479
Tongdao Liepin Group (a)		124,468	304,698
Uni-President China Holdings Ltd.		1,307,600	1,583,641
Wuxi Biologics (Cayman), Inc. (a)(c)		92,209	1,291,103
XPeng, Inc. ADR (a)		14,367	692,202
Zai Lab Ltd. (a)		11,654	1,846,839

TOTAL CAYMAN ISLANDS			140,913,253

Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		50,000	2,547,000
China - 7.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)		30,045	972,013
BBMG Corp. (H Shares)		2,230,000	434,308
Beijing Enlight Media Co. Ltd. (A Shares)		453,200	923,639
Beijing Sinohytec Co. Ltd. (A Shares)		7,000	346,638
BYD Co. Ltd. (A Shares)		33,200	1,275,781
China Communications Services Corp. Ltd. (H Shares)		1,222,000	546,911
China Construction Bank Corp. (H Shares)		8,251,000	6,249,462
China Longyuan Power Grid Corp. Ltd. (H Shares)		438,060	641,842
China Merchants Bank Co. Ltd. (H Shares)		561,500	4,312,685
China Petroleum & Chemical Corp. (H Shares)		3,702,000	1,753,201
China Tower Corp. Ltd. (H Shares) (c)		1,862,000	268,976
Fuyao Glass Industries Group Co. Ltd. (A Shares)		86,500	793,979
Gemdale Corp. (A Shares)		222,758	375,321
Glodon Co. Ltd. (A Shares)		38,897	502,268
Great Wall Motor Co. Ltd. (H Shares)		416,500	1,305,382
Gree Electric Appliances, Inc. of Zhuhai:
(A Shares)		93,300	817,205
(A Shares)		51,000	446,704
Guangzhou Automobile Group Co. Ltd. (H Shares)		860,000	784,213
Haier Smart Home Co. Ltd. (a)		214,400	887,659
Haier Smart Home Co. Ltd. (A Shares)		26,760	132,598
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)		55,522	1,221,688
Midea Group Co. Ltd. (A Shares)		80,000	1,198,927
Pharmaron Beijing Co. Ltd. (H Shares) (c)		96,149	1,850,247
Ping An Insurance Group Co. of China Ltd. (H Shares)		685,000	8,067,784
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		93,223	752,862
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		30,466	2,125,262
Sinopec Engineering Group Co. Ltd. (H Shares)		532,000	245,647
TravelSky Technology Ltd. (H Shares)		236,000	527,201
Tsingtao Brewery Co. Ltd. (H Shares)		378,000	3,649,218
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)		82,277	827,731
WuXi AppTec Co. Ltd. (H Shares) (c)		92,374	2,204,132
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		186,400	937,620

TOTAL CHINA			47,379,104

Cyprus - 0.3%
Ozon Holdings PLC ADR		3,900	188,526
TCS Group Holding PLC GDR		50,995	2,103,544

TOTAL CYPRUS			2,292,070

Egypt - 0.0%
Six of October Development & Investment Co.		195,795	195,920
France - 0.1%
Ubisoft Entertainment SA (a)		6,000	599,979
Germany - 0.2%
Delivery Hero AG (a)(c)		7,700	1,172,714
Hong Kong - 1.0%
AIA Group Ltd.		154,800	1,866,386
Antengene Corp. (c)		87,123	214,851
Antengene Corp.		149,800	332,475
Antengene Corp.		104,302	231,494
China Overseas Land and Investment Ltd.		344,540	776,779
China Resources Beer Holdings Co. Ltd.		278,666	2,462,015
Guangdong Investment Ltd.		502,000	881,855

TOTAL HONG KONG			6,765,855

Hungary - 0.3%
OTP Bank PLC (a)		43,640	2,002,383
India - 7.5%
Adani Ports & Special Economic Zone Ltd.		247,466	1,731,175
Axis Bank Ltd. (a)		505,419	4,598,439
Bajaj Finance Ltd.		37,864	2,460,458
Embassy Office Parks (REIT)		66,600	321,163
HDFC Bank Ltd. (a)		382,796	7,315,146
Housing Development Finance Corp. Ltd.		6,850	223,551
Indraprastha Gas Ltd.		185,693	1,314,582
Indus Towers Ltd.		66,500	211,292
IndusInd Bank Ltd. (a)		120,400	1,398,167
Infosys Ltd.		92,900	1,576,323
ITC Ltd.		541,213	1,509,766
JK Cement Ltd.		68,174	1,993,851
Larsen & Toubro Ltd.		123,769	2,267,286
Mahanagar Gas Ltd.		47,649	676,935
Manappuram General Finance & Leasing Ltd.		469,751	1,006,425
Mindspace Business Parks		58,400	265,028
NTPC Ltd.		597,190	729,070
Oberoi Realty Ltd. (a)		93,170	673,839
Petronet LNG Ltd.		189,106	615,127
Power Grid Corp. of India Ltd.		422,493	1,069,570
Reliance Industries Ltd.		244,213	6,173,870
Shree Cement Ltd.		5,351	1,672,525
Shriram Transport Finance Co. Ltd.		188,035	3,332,679
Sunteck Realty Ltd.		17,200	75,920
Tata Consultancy Services Ltd.		104,848	4,477,338
Tata Motors Ltd. (a)		149,400	534,827
Torrent Pharmaceuticals Ltd.		31,171	1,115,820

TOTAL INDIA			49,340,172

Indonesia - 0.9%
PT Bank Central Asia Tbk		1,175,600	2,832,165
PT Bank Rakyat Indonesia Tbk		9,454,064	2,816,678
PT United Tractors Tbk		258,100	420,355

TOTAL INDONESIA			6,069,198

Japan - 0.6%
Capcom Co. Ltd.		12,500	786,434
Freee KK (a)		3,700	314,383
JTOWER, Inc. (a)		3,500	378,586
Keyence Corp.		1,100	589,565
Money Forward, Inc. (a)		16,800	689,675
Rakus Co. Ltd.		20,000	362,786
Square Enix Holdings Co. Ltd.		9,000	517,256

TOTAL JAPAN			3,638,685

Korea (South) - 9.0%
AMOREPACIFIC Group, Inc.		22,399	1,179,643
Coway Co. Ltd. (a)		15,680	977,205
DuzonBizon Co. Ltd.		4,390	392,136
Hana Financial Group, Inc.		56,310	1,643,900
Hanon Systems		48,860	729,586
Hyundai Mobis		2,952	838,044
Hyundai Motor Co.		7,450	1,525,452
Kakao Corp.		5,310	2,093,822
KB Financial Group, Inc.		73,368	2,649,468
Kia Motors Corp.		31,400	2,316,276
LG Chemical Ltd.		1,183	969,976
LG Corp.		15,322	1,357,675
LG Electronics, Inc.		3,910	534,903
NCSOFT Corp.		1,601	1,364,241
Netmarble Corp. (a)(c)		1,810	212,819
POSCO		13,492	2,962,129
S-Oil Corp.		14,000	853,727
Samsung Biologics Co. Ltd. (a)(c)		2,633	1,866,942
Samsung Electronics Co. Ltd.		352,858	25,871,437
Samsung SDI Co. Ltd.		5,397	3,542,054
SK Hynix, Inc.		46,332	5,074,858
Studio Dragon Corp. (a)		5,700	504,055

TOTAL KOREA (SOUTH)			59,460,348

Luxembourg - 0.1%
Adecoagro SA (a)		34,900	260,354
Globant SA (a)		1,200	230,400
InPost SA		2,850	68,481

TOTAL LUXEMBOURG			559,235

Mexico - 1.5%
CEMEX S.A.B. de CV sponsored ADR (a)		535,000	3,065,550
Corporacion Inmobiliaria Vesta S.A.B. de CV		237,953	448,650
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)		88,400	890,943
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)		1,348	211,245
Grupo Aeroportuario Norte S.A.B. de CV (a)		69,900	412,567
Grupo Financiero Banorte S.A.B. de CV Series O (a)		475,621	2,356,643
Macquarie Mexican (REIT) (c)		273,338	339,356
Wal-Mart de Mexico SA de CV Series V		797,100	2,268,929

TOTAL MEXICO			9,993,883

Netherlands - 1.1%
Adyen BV (a)(c)		300	626,708
ASML Holding NV (Netherlands)		1,100	587,239
NXP Semiconductors NV		3,200	513,504
X5 Retail Group NV GDR (Reg. S)		47,500	1,680,550
Yandex NV Series A (a)		56,839	3,560,395

TOTAL NETHERLANDS			6,968,396

Panama - 0.1%
Copa Holdings SA Class A		12,249	947,705
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (a)		105,000	1,068,900
Philippines - 0.3%
Ayala Land, Inc.		1,506,600	1,181,831
Metropolitan Bank & Trust Co.		262,077	245,390
Robinsons Land Corp.		571,460	225,683

TOTAL PHILIPPINES			1,652,904

Poland - 0.2%
CD Projekt RED SA (a)		17,800	1,451,577
Russia - 2.2%
LSR Group OJSC		6,755	85,687
Lukoil PJSC sponsored ADR		50,500	3,593,580
MMC Norilsk Nickel PJSC sponsored ADR		93,200	3,003,836
NOVATEK OAO GDR (Reg. S)		12,300	2,061,480
Sberbank of Russia		197,730	670,778
Sberbank of Russia sponsored ADR		299,304	4,118,423
Tatneft PAO		117,400	760,742

TOTAL RUSSIA			14,294,526

Saudi Arabia - 0.4%
Al Rajhi Bank		139,109	2,707,483
Singapore - 0.2%
First Resources Ltd.		1,383,200	1,613,942
South Africa - 1.8%
AngloGold Ashanti Ltd.		78,600	1,831,591
Bidvest Group Ltd.		72,656	748,943
Capitec Bank Holdings Ltd. (a)		19,350	1,771,244
FirstRand Ltd.		729,407	2,290,887
Impala Platinum Holdings Ltd.		278,600	3,762,369
Pick 'n Pay Stores Ltd.		388,116	1,365,491

TOTAL SOUTH AFRICA			11,770,525

Spain - 0.1%
Amadeus IT Holding SA Class A		8,700	555,437
Switzerland - 0.1%
Dufry AG (a)		11,788	636,281
Taiwan - 6.3%
Formosa Plastics Corp.		185,000	574,596
Hon Hai Precision Industry Co. Ltd. (Foxconn)		286,000	1,138,446
MediaTek, Inc.		83,000	2,592,731
Taiwan Semiconductor Manufacturing Co. Ltd.		1,640,000	34,648,249
Unified-President Enterprises Corp.		1,003,000	2,434,901

TOTAL TAIWAN			41,388,923

Thailand - 0.2%
PTT Global Chemical PCL (For. Reg.)		795,600	1,568,339
Turkey - 0.2%
Aselsan A/S		450,000	1,063,924
United Kingdom - 0.7%
Helios Towers PLC (a)		27,000	59,043
Mondi PLC		125,027	2,937,937
Network International Holdings PLC (a)(c)		59,200	278,379
Prudential PLC		90,381	1,446,044

TOTAL UNITED KINGDOM			4,721,403

United States of America - 2.3%
Activision Blizzard, Inc.		18,100	1,647,100
Airbnb, Inc. Class A		100	18,363
Arco Platform Ltd. Class A (a)		7,600	241,224
DouYu International Holdings Ltd. ADR (a)		26,800	351,884
First Cash Financial Services, Inc.		21,399	1,259,973
Li Auto, Inc. ADR (a)		76,900	2,480,025
MercadoLibre, Inc. (a)		1,850	3,292,094
Micron Technology, Inc. (a)		60,300	4,719,681
NVIDIA Corp.		1,600	831,344
ON Semiconductor Corp. (a)		14,700	507,003

TOTAL UNITED STATES OF AMERICA			15,348,691

TOTAL COMMON STOCKS
(Cost $296,150,541)			463,749,192

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 0.0%
China - 0.0%
dMed Biopharmaceutical Co. Ltd. (Class C) (d)(e)		11,962	169,898
Nonconvertible Preferred Stocks - 2.5%
Brazil - 1.8%
Ambev SA sponsored ADR		970,000	2,706,300
Companhia de Transmissao de Energia Eletrica Paulista (PN)		64,500	310,629
Itau Unibanco Holding SA sponsored ADR		557,471	2,909,999
Metalurgica Gerdau SA (PN)		708,470	1,369,962
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)		230,106	2,250,437
sponsored ADR		219,300	2,203,965
			11,751,292
Korea (South) - 0.7%
Hyundai Motor Co. Series 2		17,585	1,619,520
Samsung Electronics Co. Ltd.		45,448	2,970,564
			4,590,084
Russia - 0.0%
Tatneft PAO		19,600	118,460

TOTAL NONCONVERTIBLE PREFERRED STOCKS			16,459,836

TOTAL PREFERRED STOCKS
(Cost $13,720,957)			16,629,734
		Principal Amount	Value

Nonconvertible Bonds - 8.6%
Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		1,250,000	1,505,694
Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (c)		2,005,000	2,274,422
Bermuda - 0.2%
GeoPark Ltd. 5.5% 1/17/27 (c)		700,000	702,398
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		350,000	364,350

TOTAL BERMUDA			1,066,748

British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	2,004,860
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (c)		350,000	360,584

TOTAL BRITISH VIRGIN ISLANDS			2,365,444

Canada - 0.2%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (c)		200,000	204,011
7.5% 4/1/25 (c)		825,000	854,411

TOTAL CANADA			1,058,422

Cayman Islands - 0.4%
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		700,000	763,656
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)		690,000	720,619
Meituan 2.125% 10/28/25 (c)		240,000	244,724
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)		400,000	429,000
QNB Finance Ltd. 2.75% 2/12/27 (Reg. S)		395,000	418,453

TOTAL CAYMAN ISLANDS			2,576,452

Chile - 0.4%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (c)		300,000	319,125
3.75% 1/15/31 (c)		300,000	340,125
4.25% 7/17/42 (c)		500,000	570,938
4.5% 8/1/47 (c)		250,000	297,344
Empresa de Transporte de Pasajeros Metro SA 3.65% 5/7/30 (c)		350,000	391,016
Empresa Nacional de Petroleo 4.5% 9/14/47 (c)		440,000	482,625

TOTAL CHILE			2,401,173

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (c)		350,000	377,388
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		650,000	675,594
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		3,125,000	3,124,023
JSC Georgian Railway 7.75% 7/11/22 (c)		2,650,000	2,808,172

TOTAL GEORGIA			5,932,195

Hong Kong - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (c)		295,000	312,904
Indonesia - 0.5%
Hutama Karya Persero PT 3.75% 5/11/30 (c)		600,000	660,750
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (c)		200,000	220,450
5.45% 5/15/30 (c)		400,000	472,130
PT Adaro Indonesia 4.25% 10/31/24 (c)		550,000	567,703
PT Pertamina Persero:
3.1% 1/21/30 (Reg. S)		500,000	530,400
3.65% 7/30/29 (c)		375,000	412,617
4.15% 2/25/60 (c)		365,000	379,486
4.175% 1/21/50 (c)		250,000	266,875

TOTAL INDONESIA			3,510,411

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (c)		200,000	215,550
5.375% 4/24/30 (c)		250,000	307,031
5.75% 4/19/47 (c)		450,000	578,841

TOTAL KAZAKHSTAN			1,101,422

Luxembourg - 0.0%
B2W Digital Lux SARL 4.375% 12/20/30 (c)		200,000	207,000
Malaysia - 0.1%
Petronas Capital Ltd.:
3.5% 4/21/30 (c)		250,000	281,700
4.55% 4/21/50 (c)		200,000	257,600

TOTAL MALAYSIA			539,300

Mexico - 2.1%
Braskem Idesa SAPI 7.45% 11/15/29 (c)		875,000	844,703
Mexico City Airport Trust 5.5% 7/31/47 (c)		400,000	400,550
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8706% 3/11/22 (f)(g)		350,000	353,850
3.5% 1/30/23		905,000	915,181
4.5% 1/23/26		400,000	394,875
4.625% 9/21/23		500,000	516,875
4.875% 1/24/22		460,000	471,167
4.875% 1/18/24		535,000	558,239
5.35% 2/12/28		320,000	305,680
5.5% 2/24/25 (Reg. S)	EUR	460,000	596,612
6.49% 1/23/27		890,000	916,700
6.5% 1/23/29		535,000	531,322
6.5% 6/2/41		1,170,000	1,025,213
6.625% 6/15/35		1,675,000	1,577,013
6.75% 9/21/47		360,000	313,920
6.875% 10/16/25 (c)		330,000	358,958
6.95% 1/28/60		2,175,000	1,892,033
7.69% 1/23/50		2,044,000	1,929,025

TOTAL MEXICO			13,901,916

Netherlands - 0.3%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (c)		250,000	366,484
Petrobras Global Finance BV 6.9% 3/19/49		930,000	1,114,373
Prosus NV:
3.832% 2/8/51 (c)		200,000	194,700
4.027% 8/3/50 (c)		350,000	351,750

TOTAL NETHERLANDS			2,027,307

Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (c)		380,000	410,400
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		700,000	742,875
Peru - 0.1%
Camposol SA 6% 2/3/27 (c)		500,000	521,250
Saudi Arabia - 0.6%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (c)		200,000	203,750
3.5% 4/16/29 (c)		450,000	494,325
4.25% 4/16/39 (c)		2,955,000	3,366,853

TOTAL SAUDI ARABIA			4,064,928

Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (c)		500,000	509,219
Medco Bell Pte Ltd. 6.375% 1/30/27 (c)		730,000	740,038

TOTAL SINGAPORE			1,249,257

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (c)		2,050,000	2,142,250
Thailand - 0.0%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (c)		350,000	369,688
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (c)		315,000	372,192
DP World Ltd. 2.375% 9/25/26 (Reg. S)	EUR	305,000	389,449

TOTAL UNITED ARAB EMIRATES			761,641

United Kingdom - 0.3%
Antofagasta PLC 2.375% 10/14/30 (c)		200,000	203,000
Biz Finance PLC 9.625% 4/27/22 (c)		1,312,500	1,367,461
Tullow Oil PLC 7% 3/1/25 (c)		840,000	550,914

TOTAL UNITED KINGDOM			2,121,375

United States of America - 0.3%
Citgo Holding, Inc. 9.25% 8/1/24 (c)		750,000	720,000
Kosmos Energy Ltd. 7.125% 4/4/26 (c)		775,000	767,250
MercadoLibre, Inc. 3.125% 1/14/31		210,000	211,447

TOTAL UNITED STATES OF AMERICA			1,698,697

Uzbekistan - 0.0%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		350,000	359,406
Venezuela - 0.1%
Petroleos de Venezuela SA:
6% 5/16/24 (c)(h)		5,700,000	199,500
6% 11/15/26 (Reg. S) (h)		6,800,000	238,000

TOTAL VENEZUELA			437,500

TOTAL NONCONVERTIBLE BONDS
(Cost $55,765,971)			56,713,059

Government Obligations - 13.6%
Angola - 0.2%
Angola Republic:
8.25% 5/9/28 (c)		625,000	623,633
9.5% 11/12/25 (c)		865,000	919,333

TOTAL ANGOLA			1,542,966

Argentina - 0.5%
Argentine Republic:
0.125% 7/9/30 (i)		3,025,365	1,153,420
0.125% 7/9/35 (i)		4,317,734	1,477,475
0.125% 1/9/38 (i)		1,261,834	492,904
1% 7/9/29		498,666	205,856

TOTAL ARGENTINA			3,329,655

Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (c)		855,000	862,748
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (c)	EUR	340,000	408,481
5.75% 3/26/26 (c)	EUR	750,000	979,847
6.875% 1/19/52 (c)	EUR	100,000	127,423

TOTAL BENIN			1,515,751

Brazil - 0.4%
Brazilian Federative Republic:
3.875% 6/12/30		1,880,000	1,932,288
4.75% 1/14/50		800,000	798,250

TOTAL BRAZIL			2,730,538

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25(c)		2,425,000	2,747,828
Colombia - 0.5%
Colombian Republic:
3% 1/30/30		640,000	658,800
3.125% 4/15/31		748,000	771,141
5% 6/15/45		805,000	931,788
7.375% 9/18/37		650,000	911,016

TOTAL COLOMBIA			3,272,745

Costa Rica - 0.0%
Costa Rican Republic 5.625% 4/30/43 (c)		250,000	222,109
Dominican Republic - 0.3%
Dominican Republic:
4.875% 9/23/32 (c)		500,000	531,250
5.3% 1/21/41 (c)		400,000	411,750
5.875% 1/30/60 (c)		680,000	708,688
6.5% 2/15/48 (Reg. S)		200,000	225,938
6.85% 1/27/45 (c)		350,000	410,703

TOTAL DOMINICAN REPUBLIC			2,288,329

Ecuador - 0.2%
Ecuador Republic:
0% 7/31/30 (c)		157,171	67,780
0.5% 7/31/30 (c)(i)		890,630	477,322
0.5% 7/31/35 (c)(i)		1,290,256	592,711
0.5% 7/31/40 (c)(i)		543,050	237,754

TOTAL ECUADOR			1,375,567

Egypt - 0.7%
Arab Republic of Egypt:
, yield at date of purchase 12.9503% to 13.6304% 2/16/21 to 6/15/21	EGP	18,950,000	1,178,944
5.875% 6/11/25 (c)		400,000	434,750
6.375% 4/11/31 (Reg. S)	EUR	335,000	434,108
7.5% 1/31/27 (c)		150,000	172,922
7.903% 2/21/48 (c)		865,000	900,141
8.5% 1/31/47 (c)		1,160,000	1,270,925
8.7002% 3/1/49 (c)		400,000	443,625

TOTAL EGYPT			4,835,415

El Salvador - 0.2%
El Salvador Republic:
7.1246% 1/20/50 (c)		770,000	712,250
7.625% 2/1/41 (c)		500,000	480,000
7.75% 1/24/23 (c)		230,000	231,725

TOTAL EL SALVADOR			1,423,975

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (c)		1,796,722	1,871,960
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (c)		225,000	248,203
8.125% 1/18/26 (c)		1,745,000	1,965,852
10.75% 10/14/30 (c)		400,000	529,375

TOTAL GHANA			2,743,430

Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (c)		350,000	431,594
Honduras - 0.1%
Republic of Honduras:
5.625% 6/24/30 (c)		300,000	336,844
6.25% 1/19/27		200,000	228,938

TOTAL HONDURAS			565,782

Indonesia - 0.8%
Indonesian Republic:
3.4% 9/18/29		270,000	298,772
3.5% 1/11/28		415,000	459,223
3.5% 2/14/50		680,000	729,088
3.85% 10/15/30		655,000	756,730
4.1% 4/24/28		300,000	346,219
4.2% 10/15/50		900,000	1,074,656
4.45% 4/15/70		455,000	556,238
6.625% 2/17/37 (c)		300,000	426,000
8.5% 10/12/35 (c)		300,000	489,656

TOTAL INDONESIA			5,136,582

Israel - 0.2%
Israeli State:
2.75% 7/3/30		300,000	328,631
4.5% 4/3/20		590,000	760,109

TOTAL ISRAEL			1,088,740

Ivory Coast - 0.5%
Ivory Coast:
4.875% 1/30/32 (c)	EUR	225,000	279,875
5.875% 10/17/31 (c)	EUR	1,385,000	1,840,440
6.125% 6/15/33 (c)		200,000	219,938
6.375% 3/3/28 (c)		705,000	790,261

TOTAL IVORY COAST			3,130,514

Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	569,125
Jordan - 0.1%
Jordanian Kingdom:
4.95% 7/7/25 (c)		200,000	212,938
7.375% 10/10/47 (c)		425,000	482,773

TOTAL JORDAN			695,711

Kenya - 0.2%
Republic of Kenya:
6.875% 6/24/24 (c)		830,000	914,297
7% 5/22/27 (c)		350,000	386,422

TOTAL KENYA			1,300,719

Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (h)		1,165,000	136,545
6.375% 12/31/49 (h)		7,090,000	848,673

TOTAL LEBANON			985,218

Mexico - 0.3%
United Mexican States:
3.25% 4/16/30		400,000	423,125
3.75% 1/11/28		350,000	388,391
4.35% 1/15/47		850,000	909,766
4.75% 3/8/44		450,000	507,094

TOTAL MEXICO			2,228,376

Mongolia - 0.1%
Mongolia Government:
5.125% 12/5/22 (c)		300,000	309,000
5.125% 4/7/26 (c)		200,000	213,500

TOTAL MONGOLIA			522,500

Montenegro - 0.1%
Republic of Montenegro 2.875% 12/16/27 (c)	EUR	375,000	437,447
Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (c)		375,000	376,289
3% 12/15/32 (c)		200,000	201,188
4% 12/15/50 (c)		200,000	203,688

TOTAL MOROCCO			781,165

Nigeria - 0.6%
Republic of Nigeria:
5.625% 6/27/22		380,000	394,963
6.375% 7/12/23 (c)		800,000	867,750
6.5% 11/28/27 (c)		1,105,000	1,189,256
7.143% 2/23/30 (c)		850,000	908,703
7.625% 11/21/25 (c)		630,000	721,153

TOTAL NIGERIA			4,081,825

Oman - 0.2%
Sultanate of Oman:
6.25% 1/25/31 (c)		200,000	212,250
6.5% 3/8/47 (c)		1,120,000	1,084,650

TOTAL OMAN			1,296,900

Pakistan - 0.1%
Islamic Republic of Pakistan 6.875% 12/5/27 (c)		440,000	468,050
Panama - 0.1%
Panamanian Republic:
2.252% 9/29/32		200,000	201,688
3.16% 1/23/30		360,000	391,500
3.87% 7/23/60		200,000	221,438

TOTAL PANAMA			814,626

Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (c)		215,000	219,018
4.7% 3/27/27 (c)		400,000	462,250
4.95% 4/28/31 (c)		590,000	703,391
5.4% 3/30/50 (c)		415,000	516,416

TOTAL PARAGUAY			1,901,075

Peru - 0.0%
Peruvian Republic:
1.862% 12/1/32		145,000	142,870
2.78% 12/1/60		155,000	149,478

TOTAL PERU			292,348

Philippines - 0.1%
Philippine Republic 2.457% 5/5/30		350,000	372,789
Qatar - 0.6%
State of Qatar:
3.75% 4/16/30 (c)		625,000	725,391
4.4% 4/16/50 (c)		1,730,000	2,205,750
4.625% 6/2/46 (c)		300,000	385,781
4.817% 3/14/49 (c)		655,000	877,291

TOTAL QATAR			4,194,213

Romania - 0.2%
Romanian Republic:
3% 2/14/31 (c)		155,000	164,494
3.624% 5/26/30 (c)	EUR	350,000	505,444
4.625% 4/3/49	EUR	310,000	504,461

TOTAL ROMANIA			1,174,399

Russia - 0.6%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	454,675
4.375% 3/21/29(Reg. S)		400,000	461,000
5.1% 3/28/35 (c)		600,000	747,375
5.1% 3/28/35(Reg. S)		400,000	498,250
5.25% 6/23/47(Reg. S)		800,000	1,073,250
5.625% 4/4/42 (c)		400,000	540,875

TOTAL RUSSIA			3,775,425

Rwanda - 0.6%
Rwanda Republic 6.625% 5/2/23 (c)		3,575,000	3,783,914
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/33 (c)		445,000	440,133
Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (c)		455,000	440,070
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% 5/11/27 (c)		850,000	509,469
Turkey - 1.1%
Turkish Republic:
4.25% 3/13/25		520,000	520,975
4.75% 1/26/26		330,000	334,538
4.875% 10/9/26		820,000	829,225
4.875% 4/16/43		1,005,000	849,225
5.125% 2/17/28		470,000	474,700
5.25% 3/13/30		1,040,000	1,030,575
5.75% 5/11/47		3,190,000	2,921,841
6.375% 10/14/25		290,000	313,291

TOTAL TURKEY			7,274,370

Ukraine - 0.7%
Ukraine Government:
0% 5/31/40 (c)(f)(h)		575,000	647,773
6.75% 6/20/26 (c)	EUR	460,000	610,567
7.253% 3/15/33 (c)		380,000	404,106
7.375% 9/25/32 (c)		200,000	214,313
7.75% 9/1/23 (c)		850,000	925,969
7.75% 9/1/24 (c)		830,000	914,038
7.75% 9/1/26 (c)		350,000	392,656
7.75% 9/1/27 (c)		400,000	447,125
17% 5/11/22	UAH	9,770,000	372,279

TOTAL UKRAINE			4,928,826

United Arab Emirates - 0.2%
Emirate of Abu Dhabi:
1.7% 3/2/31 (c)		350,000	346,063
3.125% 4/16/30 (c)		300,000	334,500
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		450,000	433,828

TOTAL UNITED ARAB EMIRATES			1,114,391

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.08% 2/25/21 (j)		1,220,000	1,219,963
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		1,005,000	1,349,841
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (c)		200,000	206,800
4.75% 2/20/24 (c)		300,000	322,950

TOTAL UZBEKISTAN			529,750

Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (h)		6,200,000	573,500
TOTAL GOVERNMENT OBLIGATIONS
(Cost $89,508,920)			89,172,366

Preferred Securities - 0.1%
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (Cost $726,625)(f)(k)		700,000	740,250
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.09% (l)		32,031,175	32,037,581
Fidelity Securities Lending Cash Central Fund 0.09% (l)(m)		88,341	88,350
TOTAL MONEY MARKET FUNDS
(Cost $32,125,634)			32,125,931
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $487,998,648)			659,130,532
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(1,320,339)
NET ASSETS - 100%			$657,810,193

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	188	March 2021	$12,465,340	$(485,471)	$(485,471)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,247,037 or 16.8% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,650,439 or 0.4% of net assets.

 (e) Level 3 security

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing - Security is in default.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $954,971.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$169,898

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,113
Fidelity Securities Lending Cash Central Fund	2,507
Total	$7,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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